CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Series B Preferred Equity	Series D Preferred Equity	Common Stock	Common Issuable Equity	Additional Paid-in Capital	Retained Earnings	Noncontrolling Interest	Total	Series C Preferred Equity	Treasury Stock, Common
Equity Balance at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 24	$ 0	$ 18,646,446	$ (14,452,396)	$ (557,472)	$ 3,740,303	$ 0	$ 103,700
Equity Balance, Shares at Dec. 31, 2021	75	3,000	0	2,433,039	32,044					5
Series D preferred stock issued for cash, net of offering cost	$ 0	$ 0	$ 9	$ 0	$ 0	814,991	0	0	815,000	$ 0	0
Series D preferred stock issued for cash, net of offering cost, share	0	0	855,000	0	0					0
Accrued dividends on preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	0	(6,563)	0	(6,563)	$ 0	0
Net Income (Loss)	0	0	0	0	0		(1,585,586)	(492,725)	(2,078,311)	0	0
Equity Balance at Mar. 31, 2022	$ 0	$ 0	$ 9	$ 53	$ 0	22,681,386	(16,859,545)	(1,050,197)	4,771,706	$ 0	0
Equity Balance, Shares at Mar. 31, 2022	75	3,000	855,000	5,258,393	32,044					5
Issuance of deemed dividend (in Dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	815,000	(815,000)	0	0	$ 0	0
Issuance of common stock for debt conversion including accrued interest and fees	$ 0	$ 0	$ 0	$ 28	$ 0	2,285,628	0	0	2,285,656	$ 0	0
Issuance of common stock for debt conversion including accrued interest and fees, in Shares	0	0	0	2,825,354	0					0
Accretion of stock-based compensation for services	$ 0	$ 0	$ 0	$ 0	$ 0	15,621	0	0	15,621	$ 0	0
Cancellation of treasury stock	0	0	0	0	0	103,700	0	0	0	$ 0	$ (103,700)
Equity Balance at Dec. 31, 2022	$ 0	$ 0	$ 13	$ 123	$ 10	26,102,888	(19,605,358)	(1,545,389)	4,952,287
Equity Balance, Shares at Dec. 31, 2022	75	3,000	1,274,000	12,316,954	1,000,000
Series D preferred stock issued for cash, net of offering cost	$ 0	$ 0	$ (3)	$ 0	$ 0	3	0	0	0
Series D preferred stock issued for cash, net of offering cost, share	0	0	(317,000)	0	0
Reclassification of Series E preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	(317,000)	0	0	(317,000)
Round up of fractional shares, reverse split, value	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0	0
Round up of fractional shares, reverse split, shares	0	0	0	2,568	0
Accrued dividends on preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	0	(10,903)	0	(10,903)
Net Income (Loss)	0	0	0	0	0	0	(667,055)	(314,920)	(981,975)
Equity Balance at Mar. 31, 2023	$ 0	$ 0	$ 10	$ 123	$ 10	$ 25,785,891	$ (20,283,316)	$ (1,860,309)	$ 3,642,409
Equity Balance, Shares at Mar. 31, 2023	75	3,000	957,000	12,319,522	1,000,000